                              SEPARATE ACCOUNT VA-P
                               (PIONEER C-VISION)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 1, 2000 TO PROSPECTUS DATED MAY 1, 2000


                                       ***


The second sentence of the first paragraph of WHAT ARE MY INVESTMENT CHOICES? under the SUMMARY OF CONTRACT FEATURES is replaced with the following:

As of the date of this Prospectus, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the Pioneer Money Market VCT Portfolio, prior to the Annuity Date.


                                       ***


The first sentence of the second paragraph of WHAT ARE MY INVESTMENT CHOICES? under the SUMMARY OF CONTRACT FEATURES is replaced with the following:

Subject to the seventeen fund limit, you have a choice of Sub-Accounts investing in the following twenty-four Underlying Portfolios:


                                       ***


The third sentence of the first paragraph of CAN I MAKE TRANSFERS AMONG THE INVESTMENT CHOICES? under the SUMMARY OF CONTRACT FEATURES is replaced by the following:

As of the date of this Prospectus, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the Pioneer Money Market VCT Portfolio, prior to the Annuity Date.

                                       ***

The fourth paragraph of "A. Payments" under DESCRIPTION OF THE CONTRACT is replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. As of the date of this Prospectus, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the Pioneer Money Market VCT Portfolio, prior to the Annuity Date.


                                       ***
SUPPLEMENT DATED AUGUST 1, 2000